Intangible Assets - Schedule of Intangible Assets and Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)		14 years 6 months
Gross Carrying Amount	$ 767,501	$ 762,100
Accumulated Amortization	(34,444)	(21,443)
Net Carrying Amount	$ 733,057	$ 740,657
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 3 months 18 days	14 years 7 months 6 days
Gross Carrying Amount	$ 664,144	$ 658,783
Accumulated Amortization	(29,412)	(18,298)
Net Carrying Amount	$ 634,732	$ 640,485
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	4 years 3 months 18 days	4 years 7 months 6 days
Gross Carrying Amount	$ 4,927	$ 4,925
Accumulated Amortization	(657)	(414)
Net Carrying Amount	$ 4,270	$ 4,511
Tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted Avg. Remaining Life (Years)	14 years 3 months 18 days	14 years 7 months 6 days
Gross Carrying Amount	$ 98,430	$ 98,392
Accumulated Amortization	(4,375)	(2,731)
Net Carrying Amount	$ 94,055	$ 95,661